SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total share-based compensation expense	$ 867	$ 1,172
Cost of Revenue [Member]
Total share-based compensation expense	60	31
Research And Development Expense [Member]
Total share-based compensation expense	99	201
Selling And Marketing Expense [Member]
Total share-based compensation expense	268	382
General And Administrative Expense [Member]
Total share-based compensation expense	$ 440	$ 558